UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 22932

Security Equity Fund

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Security Equity Fund
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-301-296-5100

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

3.31.2014

Guggenheim Funds Semi-Annual Report

Opportunistic

Alpha Opportunity Fund

SBA0-SEMI-0314x0914	guggenheiminvestments.com

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2

ECONOMIC AND MARKET OVERVIEW	3

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

ALPHA OPPORTUNITY FUND	6

NOTES TO FINANCIAL STATEMENTS	14

OTHER INFORMATION	22

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	24

GUGGENHEIM INVESTMENTS PRIVACY POLICIES	26

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one of our Funds (the “Fund”) for the six-month period ended March 31, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for the Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2014

Investment markets continued to rally through the six months ended March 31, 2014, thanks to a steadily improving U.S. economy and ongoing U.S. central bank easing. Contributing to performance of equities were growing confidence in the sustainability of the U.S. economic recovery, favorable corporate profit growth, supportive valuations, interest rates below their long-run level, and positive inflows, as investors concerned about the end of quantitative easing and its impact on interest rates rotated out of fixed-income investments into equities.

In January 2014, based on positive economic data and a better jobs picture, the U.S. Federal Reserve (the “Fed”) began its long-expected tapering program, reducing monthly purchases by $10 billion. The Fed continued to taper even after acknowledging in March that the economy had slowed during the winter months, which were unusually harsh for much of the U.S. By April, it was buying only $55 billion a month, down from $85 billion in December 2013.

In March 2014, while noting that the U.S. economy has not yet reached full employment, the Fed also unlinked attainment of a 6.5% unemployment level with a potential rate hike, since the unemployment rate in February was approaching that level. Revised guidance from new Fed Chair Janet Yellen seemed to indicate that a rise might not be considered until mid-2015, at the earliest, although she stressed that it would depend on labor market conditions and the inflation rate. Still, the date was earlier than many market participants had expected, which knocked the market off record highs reached earlier in the six-month period.

Even though upcoming economic reports may reflect the impacts from the severe winter weather, and international tensions remain high, the arrival of spring was expected to return the U.S. economy to its improving trend. Pent-up demand resulting from the huge gap in household formation over the prior several years continues to buoy the housing market, while a pickup in global demand bodes well for the U.S. manufacturing sector. Consumption is rising due to an increase in net worth, resulting from the rebound in housing and asset prices, which has boosted retail sales, and consumer sentiment measures. The consensus expectation for 2014 growth stands at 3.0%, compared with 1.9% for 2013.

Momentum driven by the favorable macro environment is supporting equities and moving spreads tighter, helping perpetuate the risk-on mode that has prevailed in the U.S. since 2008. Investors who want income will have to keep investing, but buying cheap securities may be a thing of the past. Recent volatility indicates that investors must guard against becoming complacent about the quality of investments they make and their inherent risks. The Fed continues pumping enormous amounts of liquidity into the system, but with little expectation that it will raise interest rates before 2015, the expansion is likely to continue. Even when the Fed does hike, it typically takes another two years before a recession threatens growth. While the economy may be entering a new era where interest rates head higher over the long term, there is likely a ceiling on how high rates can rise in advance of eventual monetary tightening.

For the six months ended March 31, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 12.51%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 6.41%. The return of the MSCI Emerging Markets Index* was 1.39%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 1.70% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 6.67%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.03% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2013 and ending March 31, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2013	March 31, 2014	Period[2]

Table 1. Based on actual Fund return[3]
Alpha Opportunity Fund
A-Class	2.46%	8.71%	$1,000.00	$1,087.10	$12.80
B-Class	3.21%	8.37%	1,000.00	1,083.70	16.68
C-Class	3.21%	8.29%	1,000.00	1,082.90	16.67
Institutional Class	2.21%	8.88%	1,000.00	1,088.80	11.51

Table 2. Based on hypothetical 5% return (before expenses)
Alpha Opportunity Fund
A-Class	2.46%	5.00%	$1,000.00	$1,012.67	$12.34
B-Class	3.21%	5.00%	1,000.00	1,008.93	16.08
C-Class	3.21%	5.00%	1,000.00	1,008.93	16.08
Institutional Class	2.21%	5.00%	1,000.00	1,013.91	11.10

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests. This ratio represents net expenses, which includes extraordinary expenses. Excluding these expenses, the operating expense ratio of the Alpha Opportunity Fund would be 2.12%, 2.87%, 2.87% and 1.87% for the A-Class, B-Class, C-Class and Institutional Class, respectively.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2013 to March 31, 2014.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	March 31, 2014

ALPHA OPPORTUNITY FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

* All of the short holdings were fair valued by the Valuation Committee at March 31, 2014 due to exposure to LBIE — See Note 9. The total market value of fair valued securities amounts to (65%) of total net assets.

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	July 7, 2003
B-Class	July 7, 2003
C-Class	July 7, 2003
Institutional Class	November 7, 2008

Ten Largest Holdings (% of Total Net Assets)

Philip Morris International, Inc.	7.1%
Trinity Industries, Inc.	6.5%
Altria Group, Inc.	5.6%
Lockheed Martin Corp.	5.5%
Johnson & Johnson	4.4%
TJX Companies, Inc.	3.9%
CA, Inc.	3.9%
AO Smith Corp.	3.4%
AT&T, Inc.	3.3%
Walt Disney Co.	2.9%

Top Ten Total	46.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

ALPHA OPPORTUNITY FUND

	SHARES	VALUE

COMMON STOCKS† - 97.5%

INDUSTRIALS - 24.4%
Trinity Industries, Inc.[1,2]	10,200	$735,114
Lockheed Martin Corp.[1,2]	3,753	612,639
AO Smith Corp.[1,2]	8,400	386,568
Joy Global, Inc.[1,2]	4,500	261,000
Towers Watson & Co. — Class A1,2	2,200	250,910
Watts Water Technologies, Inc. — Class A1,2	2,800	164,333
Northrop Grumman Corp.[1,2]	1,100	135,718
General Electric Co.[1,2]	4,200	108,738
Con-way, Inc.[1,2]	1,700	69,836
Huntington Ingalls Industries, Inc.[1,2]	183	18,714

Total Industrials		2,743,570

CONSUMER DISCRETIONARY - 19.2%
TJX Companies, Inc.[1,2]	7,200	436,679
Walt Disney Co.[1,2]	4,024	322,202
Ross Stores, Inc.[1,2]	4,200	300,510
L Brands, Inc.[1,2]	5,100	289,527
The Gap, Inc.[1,2]	6,000	240,360
Jack in the Box, Inc.*,1,2	4,000	235,760
Family Dollar Stores, Inc.[1,2]	3,700	214,637
PVH Corp.[1,2]	800	99,816
RadioShack Corp.*,1,2	5,100	10,812

Total Consumer Discretionary		2,150,303

CONSUMER STAPLES - 18.0%
Philip Morris International, Inc.[1,2]	9,800	802,327
Altria Group, Inc.[1,2]	16,700	625,081
Herbalife Ltd.[1,2]	5,000	286,350
Wal-Mart Stores, Inc.[1,2]	2,200	168,146
Safeway, Inc.[1,2]	3,900	144,066

Total Consumer Staples		2,025,970

HEALTH CARE - 14.4%
Johnson & Johnson[1,2]	5,000	491,150
Forest Laboratories, Inc.*,1,2	3,400	313,718
Amgen, Inc.[1,2]	1,800	222,012
WellCare Health Plans, Inc.*,1,2	2,300	146,096
Baxter International, Inc.[1,2]	1,800	132,444
Charles River Laboratories International, Inc.*,1,2	2,000	120,680
Owens & Minor, Inc.[1,2]	2,700	94,581
Kindred Healthcare, Inc.[1,2]	3,900	91,338

Total Health Care		1,612,019

INFORMATION TECHNOLOGY - 8.8%
CA, Inc.[1,2]	14,000	433,580
Arrow Electronics, Inc.*,1,2	2,600	154,336
Avnet, Inc.[1,2]	3,100	144,243
Symantec Corp.[1,2]	5,900	117,823
Harmonic, Inc.*,1,2	11,000	78,540
Amkor Technology, Inc.*,1,2	9,200	63,112

Total Information Technology		991,634

FINANCIALS - 4.5%
AmTrust Financial Services, Inc.[1,2]	7,260	273,049
Endurance Specialty Holdings Ltd.[1,2]	3,000	161,490
Genworth Financial, Inc. — Class A*,1,2	4,000	70,920

Total Financials		505,459

ENERGY - 3.5%
Anadarko Petroleum Corp.[1,2]	2,755	233,514
ConocoPhillips[1,2]	1,500	105,525
Phillips 66[1,2]	750	57,795

Total Energy		396,834

TELECOMMUNICATION SERVICES - 3.3%
AT&T, Inc.[1,2]	10,600	371,742

UTILITIES - 1.4%
Exelon Corp.[1,2]	4,743	159,175

Total Common Stocks
(Cost $6,877,383)		10,956,706

SHORT TERM INVESTMENTS† - 0.3%
State Street General Account U.S.
Government Fund	31,973	31,973

Total Short Term Investments
(Cost $31,973)		31,973

	FACE
	AMOUNT

REPURCHASE AGREEMENT††,3 - 14.6%
State Street
issued 03/31/14 at 0.00%
due 04/01/14	$1,642,217	1,642,217

Total Repurchase Agreement
(Cost $1,642,217)		1,642,217

Total Investments - 112.4%
(Cost $8,551,573)		$12,630,896

	SHARES

COMMON STOCKS SOLD SHORT††† - (65.3)%

CONSUMER STAPLES - (0.9)%
Monster Beverage Corp.*,4,5	3,250	(96,233)

UTILITIES - (2.2)%
Korea Electric Power Corp. ADR*,4,5	18,310	(247,734)

TELECOMMUNICATION SERVICES - (3.0)%
Clearwire Corp. — Class A*,4,5	2,530	(28,665)
Global Crossing Ltd.*,4,5	1,800	(28,746)
Focus Media Holding Ltd. ADR*,4,5	2,130	(63,900)
Leap Wireless International, Inc.*,4,5	1,500	(65,100)
SBA Communications Corp. — Class A*,4,5	2,400	(69,096)
SAVVIS, Inc.*,4,5	5,700	(84,018)

Total Telecommunication Services		(339,525)

ENERGY - (3.3)%
Modec, Inc.[4,5]	900	(23,195)
Sevan Marine ASA*,4,5	5,900	(30,951)
Trican Well Service Ltd.[4,5]	2,000	(34,043)
QGC Pty Ltd.*,4,5	12,800	(49,787)
Rio Tinto Coal Mozambique*,4,5	6,700	(50,985)
Imperial Energy Corporation plc*,4,5	3,900	(77,681)
BPZ Resources, Inc.*,4,5	5,700	(107,160)

Total Energy		(373,802)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

ALPHA OPPORTUNITY FUND

	SHARES	VALUE

MATERIALS - (4.0)%
China National Materials
Company Ltd. — Class H4,5	34,400	$(17,537)
China National Building Material
Company Ltd. — Class H4,5	14,700	(19,910)
Anhui Conch Cement
Company Ltd. — Class H4,5	4,500	(20,259)
Aquila Resources Ltd.*,4,5	2,750	(21,907)
Shougang Fushan Resources Group Ltd.[4,5]	66,000	(23,727)
Sino Gold Mining Ltd.*,4,5	8,600	(35,368)
Turquoise Hill Resources Ltd.*,4,5	4,440	(37,030)
Western Areas Ltd.[4,5]	6,200	(44,456)
Zoltek Companies, Inc.*,4,5	2,700	(49,221)
Silver Wheaton Corp.[4,5]	6,100	(64,046)
Agnico Eagle Mines Ltd.[4,5]	1,800	(119,002)

Total Materials		(452,463)

INDUSTRIALS - (4.8)%
China Merchants Holdings International
Company Ltd.[4,5]	3,100	(11,047)
China Communications Construction
Company Ltd. — Class H4,5	15,000	(15,536)
Japan Steel Works Ltd.[4,5]	1,500	(20,809)
Ausenco Ltd.[4,5]	2,100	(22,658)
Arrow Energy Holdings Pty Ltd.*,4,5	8,900	(22,965)
Toyo Tanso Company Ltd.[4,5]	500	(27,007)
Ryanair Holdings plc*,4,5	9,600	(35,971)
Meyer Burger Technology AG*,4,5	200	(49,879)
USG Corp.*,4,5	4,940	(141,877)
Beijing Capital International Airport
Company Ltd. — Class H4,5	218,000	(188,550)

Total Industrials		(536,299)

INFORMATION TECHNOLOGY - (5.7)%
VeriSign, Inc.*,4,5	1,200	(30,756)
Access Company Ltd.*,4,5	17	(32,755)
Varian Semiconductor Equipment
Associates, Inc.*,4,5	1,260	(33,037)
Electronic Arts, Inc.*,4,5	900	(36,720)
Riverbed Technology, Inc.*,4,5	3,280	(43,624)
Red Hat, Inc.*,4,5	2,610	(46,589)
Baidu, Inc. ADR*,4,5	200	(53,726)
Intermec, Inc.*,4,5	2,740	(54,307)
Rambus, Inc.*,4,5	3,600	(55,224)
VMware, Inc. — Class A*,4,5	2,400	(68,592)
Equinix, Inc.*,4,5	1,000	(79,940)
Cree, Inc.*,4,5	4,000	(109,840)

Total Information Technology		(645,110)

FINANCIALS - (10.5)%
C C Land Holdings Ltd.[4,5]	50,000	(13,945)
Franshion Properties China Ltd.[4,5]	79,400	(22,104)
Mizuho Trust & Banking Company Ltd.*,4,5	17,700	(24,682)
Aozora Bank Ltd.[4,5]	16,300	(26,250)
Monex Group, Inc.[4,5]	78	(27,384)
Mizuho Financial Group, Inc.[4,5]	11,000	(45,461)
Aeon Mall Company Ltd.[4,5]	1,700	(52,093)
PrivateBancorp, Inc. — Class A4,5	2,390	(102,770)
Erste Group Bank AG4,5	5,200	(319,536)
Wells Fargo & Co.[4,5]	12,384	(539,688)

Total Financials		(1,173,913)

HEALTH CARE - (11.9)%
Sepracor, Inc.*,4,5	1,400	(24,500)
Exelixis, Inc.*,4,5	4,500	(28,845)
Savient Pharmaceuticals, Inc.*,4,5	2,420	(48,013)
Zeltia S.A.*,4,5	8,000	(54,559)
Intuitive Surgical, Inc.*,4,5	200	(56,100)
Auxilium Pharmaceuticals, Inc.*,4,5	1,540	(56,703)
XenoPort, Inc.*,4,5	1,376	(63,062)
Luminex Corp.*,4,5	2,500	(63,725)
Regeneron Pharmaceuticals, Inc.*,4,5	3,180	(69,038)
Vertex Pharmaceuticals, Inc.*,4,5	2,600	(71,942)
Align Technology, Inc.*,4,5	6,100	(74,420)
Intercell AG*,4,5	1,900	(74,840)
Acorda Therapeutics, Inc.*,4,5	2,800	(74,900)
Rigel Pharmaceuticals, Inc.*,4,5	3,050	(78,324)
Sequenom, Inc.*,4,5	3,810	(78,524)
Cepheid, Inc.*,4,5	5,300	(81,620)
AMAG Pharmaceuticals, Inc.*,4,5	1,900	(82,954)
Basilea Pharmaceutica[4,5]	500	(83,364)
Alnylam Pharmaceuticals, Inc.*,4,5	2,900	(85,289)
athenahealth, Inc.*,4,5	2,500	(89,625)

Total Health Care		(1,340,347)

CONSUMER DISCRETIONARY - (19.0)%
Tokyo Broadcasting System Holdings, Inc.[4,5]	1,300	(21,836)
Genting Singapore plc[4,5]	124,900	(41,123)
bwin Interactive Entertainment AG*,4,5	1,600	(45,582)
Bwin.Party Digital Entertainment plc*,4,5	15,200	(57,210)
Sky Deutschland AG*,4,5	4,000	(65,668)
Marui Group Company Ltd.[4,5]	29,100	(219,527)
Pool Corp.[4,5]	11,639	(288,065)
Electrolux AB4,5	30,100	(395,761)
Brisa Auto-Estradas de Portugal S.A.*,4,5	44,400	(461,804)
Volkswagen AG4,5	1,300	(539,375)

Total Consumer Discretionary		(2,135,951)

Total Common Stock Sold Short
(Proceeds $7,164,435)		(7,341,377)

Total Securities Sold Short - (65.3)%
(Proceeds $7,164,435)		$(7,341,377)

Other Assets & Liabilities, net - 52.9%		5,945,843

Total Net Assets - 100.0%		$11,235,362

		UNREALIZED
	CONTRACTS	LOSS

EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2014 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $1,678,050)	18	$(7,457)

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2014

ALPHA OPPORTUNITY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2014.
[2]	All or a portion of the security is deemed illiquid due to the Fund’s exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services. The total market value of illiquid securities is $10,956,706 (cost $6,877,383), or 97.5% of total net assets. The security was deemed liquid at the time of purchase.
[3]	Repurchase Agreement — See Note 5.
[4]	All or a portion of this security was fair valued by the Valuation Committee at March 31, 2014. The total market value of fair valued securities amounts to $(7,341,377) (proceeds $7,164,435), or (65.3%) of total net assets.
[5]	Illiquid security.

ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

ALPHA OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2014

ASSETS:
Investments, at value
(cost $6,909,356)	$10,988,679
Repurchase agreements, at value
(cost $1,642,217)	1,642,217

Total investments
(cost $8,551,573)	12,630,896
Restricted cash denominated in a foreign currency, at value
(cost $3,380,998)†	3,509,013
Restricted cash†	2,668,749
Segregated cash with broker	77,850
Prepaid expenses	20,657
Receivables:
Dividends	23,777
Investment advisor	8,178

Total assets	18,939,120

LIABILITIES:
Securities sold short, at value
(proceeds $7,164,435)†	7,341,377
Overdraft due to custodian bank	1,243
Payable for:
Accrued Lehman settlement costs	293,521
Variation margin	12,690
Management fees	11,898
Fund shares redeemed	4,571
Transfer agent/maintenance fees	3,660
Distribution and service fees	3,078
Fund accounting/administration fees	2,123
Trustees’ fees*	260
Miscellaneous	29,337

Total liabilities	7,703,758

NET ASSETS	$11,235,362

NET ASSETS CONSIST OF:
Paid in capital	$17,320,858
Undistributed net investment income	17,578
Accumulated net realized loss on investments	(9,810,247)
Net unrealized appreciation on investments	3,707,173

Net assets	$11,235,362

A-CLASS:
Net assets	$7,972,691
Capital shares outstanding	453,225
Net asset value per share	$17.59

Maximum offering price per share
(Net asset value divided by 95.25%)	$18.47

B-CLASS:
Net assets	$483,074
Capital shares outstanding	30,332
Net asset value per share	$15.93

C-CLASS:
Net assets	$1,149,569
Capital shares outstanding	72,153
Net asset value per share	$15.93

INSTITUTIONAL CLASS:
Net assets	$1,630,028
Capital shares outstanding	66,480
Net asset value per share	$24.52

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2014

INVESTMENT INCOME:
Dividends	$126,051
Interest	10

Total investment income	126,061

EXPENSES:
Management fees	70,063
Transfer agent/maintenance fees
A-Class	9,726
B-Class	1,395
C-Class	2,423
Institutional Class	1,305
Distribution and service fees:
A-Class	9,786
B-Class	2,650
C-Class	6,047
Fund accounting/administration fees	12,465
Interest expense	18,851
Professional fees	14,908
Registration fees	11,790
Legal fees	11,403
Custodian fees	6,165
Trustees’ fees*	566
Prime broker interest expense	137
Miscellaneous	6,053

Total expenses	185,733

Less:
Expenses waived by Advisor	(43,204)

Net expenses	142,529

Net investment loss	(16,468)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(82,962)
Futures contracts	(116,649)
Securities sold short	548,376

Net realized gain	348,765

Net change in unrealized appreciation
(depreciation) on:
Investments	622,165
Futures contracts	(34,478)
Foreign currency	(14,798)

Net change in unrealized appreciation
(depreciation)	572,889

Net realized and unrealized gain	921,654

Net increase in net assets resulting
from operations	$905,186

†	This amount represents values related to Lehman Brothers International Europe prime brokerage services — See Note 9.
*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2014	September 30,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(16,468)	$10,001
Net realized gain on investments and foreign currency transactions	348,765	451,374
Net change in unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies	572,889	1,670,515

Net increase in net assets resulting from operations	905,186	2,131,890

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class*	69,006	135,514
Cost of shares redeemed
A-Class	(483,439)	(1,083,609)
B-Class	(134,037)	(267,677)
C-Class	(147,291)	(541,551)
Institutional Class	(244,260)	(101,940)

Net decrease from capital share transactions	(940,021)	(1,859,263)

Net increase (decrease) in net assets	(34,835)	272,627

NET ASSETS:
Beginning of period	11,270,197	10,997,570

End of period	$11,235,362	$11,270,197

Undistributed net investment income at end of period	$17,578	$34,046

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class*	4,059	9,453
Shares redeemed
A-Class	(28,688)	(75,328)
B-Class	(8,728)	(20,963)
C-Class	(9,632)	(40,755)
Institutional Class	(10,583)	(4,934)

Net decrease in shares	(53,572)	(132,527)

* Represents conversion of B-Class to A-Class shares.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31,		September 30,		September 30,		September 30,		September 30,		September 30,
A-Class	2014	[a]	2013		2012		2011		2010		2009

Per Share Data
Net asset value, beginning of period	$16.22		$13.33		$9.82		$9.70		$8.56		$9.37

Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)		.03		(—)[c]		(.04)		(.06)		(.04)
Net gain (loss) on investments (realized and unrealized)	1.39		2.86		3.48		.16		1.20		(.77)
Net increase from payments by affiliates	—		—		.03	[g]	—		—		—

Total from investment operations	1.37		2.89		3.51		.12		1.14		(.81)

Net asset value, end of period	$17.59		$16.22		$13.33		$9.82		$9.70		$8.56

Total Return[d]	8.71%		21.38%		35.74%		1.13%		13.43%		(8.64% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,973		$7,749		$7,250		$6,708		$8,138		$9,752

Ratios to average net assets:
Net investment income (loss)	(0.21%	)	0.19%		(0.01%	)	(0.33%	)	(0.71%	)	(0.50% )
Total expenses	3.22%		3.99%		2.98%		3.39%		3.51%		3.82%
Net expenses[e,h]	2.46%		2.14%		2.21%		2.15%		2.21%		2.00%

Portfolio turnover rate	—		488%		707%		868%		954%		422%

	Period Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31,		September 30,		September 30,		September 30,		September 30,		September 30,
B-Class	2014	[a]	2013		2012		2011		2010		2009

Per Share Data
Net asset value, beginning of period	$14.74		$12.21		$9.07		$9.03		$8.04		$8.87

Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)		(.07)		(.09)		(.12)		(.12)		(.09)
Net gain (loss) on investments (realized and unrealized)	1.27		2.60		3.21		.16		1.11		(.74)
Net increase from payments by affiliates	—		—		.02	[g]	—		—		—

Total from investment operations	1.19		2.53		3.14		.04		.99		(.83)

Net asset value, end of period	$15.93		$14.74		$12.21		$9.07		$9.03		$8.04

Total Return[d]	8.37%		20.39%		34.62%		0.44%		12.31%		(9.36% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$483		$576		$733		$693		$1,161		$1,635

Ratios to average net assets:
Net investment income (loss)	(1.00%	)	(0.55%	)	(0.77%	)	(1.09%	)	(1.47%	)	(1.24% )
Total expenses	4.23%		5.06%		3.87%		4.19%		4.27%		4.57%
Net expenses[e,h]	3.21%		2.88%		2.96%		2.90%		2.96%		2.75%

Portfolio turnover rate	—		488%		707%		868%		954%		422%

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	March 31,		September 30,		September 30,		September 30,		September 30,		September 30,
C-Class	2014	[a]	2013		2012		2011		2010		2009

Per Share Data
Net asset value, beginning of period	$14.74		$12.21		$9.07		$9.03		$8.02		$8.87

Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)		(.07)		(.09)		(.11)		(.12)		(.09)
Net gain (loss) on investments (realized and unrealized)	1.27		2.60		3.21		.15		1.13		(.76)
Net increase from payments by affiliates	—		—		.02	[g]	—		—		—

Total from investment operations	1.19		2.53		3.14		.04		1.01		(.85)

Net asset value, end of period	$15.93		$14.74		$12.21		$9.07		$9.03		$8.02

Total Return[d]	8.29%		20.48%		34.62%		0.44%		12.59%		(9.58%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,150		$1,206		$1,497		$1,292		$1,490		$1,996

Ratios to average net assets:
Net investment income (loss)	(0.98%	)	(0.56%	)	(0.76%	)	(1.08%	)	(1.46%	)	(1.24%	)
Total expenses	4.11%		4.84%		3.80%		4.14%		4.28%		4.67%
Net expenses[e,h]	3.21%		2.89%		2.96%		2.90%		2.95%		2.75%

Portfolio turnover rate	—		488%		707%		868%		954%		422%

	Period Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	March 31,		September 30,		September 30,		September 30,		September 30,		September 30,
Institutional Class	2014	[a]	2013		2012		2011		2010		2009	[f]

Per Share Data
Net asset value, beginning of period	$22.58		$18.52		$13.53		$13.33		$11.73		$10.00

Income (loss) from investment operations:
Net investment income (loss)[b]	—	[c]	.09		.04		(.01)		(.06)		(.01)
Net gain (loss) on investments (realized and unrealized)	1.94		3.97		4.82		.21		1.66		1.74
Net increase from payments by affiliates	—		—		.13	[g]	—		—		—

Total from investment operations	1.94		4.06		4.99		.20		1.60		1.73

Net asset value, end of period	$24.52		$22.58		$18.52		$13.53		$13.33		$11.73

Total Return[d]	8.88%		21.60%		36.88%		1.50%		13.64%		17.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,630		$1,740		$1,518		$1,326		$1,444		$2,155

Ratios to average net assets:
Net investment income (loss)	0.03%		0.43%		0.24%		(0.08%	)	(0.48%	)	(0.07%	)
Total expenses	2.88%		3.67%		2.68%		3.12%		3.28%		3.94%
Net expenses[e,h]	2.21%		1.90%		1.96%		1.90%		1.96%		1.76%

Portfolio turnover rate	—		488%		707%		868%		954%		422%

[a]	Unaudited figures for the period ended March 31, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers and may include interest or dividend expense.
[f]	Since commencement of operations: November 7, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	For the year ended September 30, 2012, 0.30%, 0.22%, 0.22% and 0.96% of the Fund’s A-Class, B-Class, C-Class and Institutional Class, respectively, total return consisted of a voluntary reimbursement by the advisor for losses incurred during fund trading. Excluding this item, total return would have been 35.44%, 34.40%, 34.40% and 35.92% for the Fund’s A-Class, B-Class, C-Class and Institutional Class, respectively.
[h]	Excluding extraordinary expenses, the operating expense ratios for the periods presented would be:

	03/31/14	09/30/13	09/30/12	09/30/11	09/30/10	09/30/09

A-Class	2.12%	2.11%	2.11%	2.11%	2.05%	1.95%
B-Class	2.87%	2.85%	2.86%	2.86%	2.80%	2.69%
C-Class	2.87%	2.86%	2.86%	2.86%	2.80%	2.69%
Institutional Class	1.87%	1.86%	1.86%	1.86%	1.80%	1.70%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Security Equity Fund (the “Trust”), is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. The Trust is authorized to issue an unlimited number of shares.

The Trust offers four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Prior to February 22, 2011, the maximum sales charge was 5.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC.

At March 31, 2014, the Trust consisted of the Alpha Opportunity Fund (the “Fund”).

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter to the Fund. GI, RFS and GFD are affiliated entities.

Prior to September 30, 2013, Mainstream Investment Advisers, LLC (“Mainstream”) acted as sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement, Mainstream furnished investment advisory services, supervised and arranged for the purchase and sale of securities on behalf of a portion of the assets of the Fund and provided for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Fund’s Board of Trustees and the GI. For such services, the GI paid Mainstream an annual fee equal to 1.45% of that portion of the Fund’s average daily net assets managed by Mainstream. Effective September 30, 2013, Mainstream resigned as sub-adviser to the Fund and the GI assumed all advisory obligations and responsibilities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Valuations of the Fund’s securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee (“Valuation Committee”) is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis.

C. The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

D. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

E. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

F. When the Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

G. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class. Certain costs, such as distribution and service fees relating to A-Class shares, B-Class shares and C-Class shares and transfer agent fees related to each class, are charged directly to specific classes. In addition, other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

I. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2014, there were no earnings credits received.

J. The Fund may leave cash overnight in its cash account with the custodian, State Street Bank. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

K. Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments including futures. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities.

The Fund may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Fund’s net assets be in deposits on short sales against the box. When a Fund makes a short sale, the Fund does not immediately deliver the securities sold from its own account, or receive the proceeds from the sale. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Fund is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. A Fund may make short sales that are not “against the box,” which create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1A and are required to be adjusted daily to reflect changes in the market value of the securities sold short.

The Fund utilized futures contracts to obtain broad index exposure. A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

In conjunction with the use of short sales and futures, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate,

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

The Fund utilized derivatives to achieve leveraged exposure. The use of derivative instruments by the Fund to achieve leveraged exposure to the underlying index creates leveraging risk. The more a Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. A Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since a Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index.

3. Fees and Other Transactions with Affiliates

Management fees are paid monthly to GI, based on the following annual rates.

Management Fees
Fund	(as a % of net Assets)

Alpha Opportunity Fund	1.25%

RFS also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions. For these services, RFS receives the following:

Fund Accounting/
Administrative Fees
Fund	(as a % of net assets)

Alpha Opportunity Fund	0.15%
Minimum charge per Fund	$25,000
Certain out-of-pocket charges	Varies

RFS is paid the following for providing transfer agent services to the Fund. The transfer agent fees are assessed to the applicable Class of the Fund in which they were incurred.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

The investment advisory contracts for the following Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses (as determined under generally accepted accounting principles). The limits are listed below:

		Effective	Contract
Fund	Limit	Date	End Date

Alpha Opportunity Fund - A-Class	2.11%	11/30/12	02/01/15
Alpha Opportunity Fund - B-Class	2.86%	11/30/12	02/01/15
Alpha Opportunity Fund - C-Class	2.86%	11/30/12	02/01/15
Alpha Opportunity Fund - Institutional Class	1.86%	11/30/12	02/01/15

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2014, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Fund Total

Alpha Opportunity Fund	$49,927	$88,316	$204,142	$43,204	$385,589

For the period ended March 31, 2014, no amounts were recouped by GI.

The Fund has adopted a Distribution Plan related to the offering of A-Class, B-Class and C-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plan provides for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class shares and 1.00% of the average daily net assets of each Fund’s B-Class and C-Class shares.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended March 31, 2014, GFD retained sales charges of $0 relating to sales of A-Class shares of the Fund.

Certain officers and trustees of the Fund are also officers and/or trustees of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund’s net assets at March 31, 2014:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
Alpha Opportunity Fund	$10,988,679	$—	$1,642,217	$—	$—	$12,630,896

Liabilities
Alpha Opportunity Fund	$—	$7,457	$—	$—	$7,341,377	$7,348,834

* Other financial instruments may include futures contracts, which are reported as unrealized gain/loss at period end.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

For the year ended March 31, 2014, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2014:

LEVEL 3 – Fair value measurement using significant unobservable inputs

Fund	Total

Alpha Opportunity Fund*

Liabilities:
Beginning Balance	$7,341,377

Ending Balance	$7,341,377

* See Note 9.

5. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At March 31, 2014, the collateral for the repurchase agreements was as follows:

	Counterparty and
Fund	Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

Alpha Opportunity Fund	State Street			Freddie Mac
	0.00%			2.10%
	Due 04/01/14	$1,642,217	$1,642,217	10/17/22	$1,805,000	$1,679,150

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. GI, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized futures contracts to obtain broad index exposure.

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Fund’s net assets on a daily basis.

Approximate percentage
of Fund’s net assets on
a daily basis
Fund	Short

Alpha Opportunity Fund	15%

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2014:

Derivative Investment Type	Liability Derivatives

Equity contracts	Variation margin

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2014:

Liability Derivative Investments Value
	Futures Equity	Total Value at
Fund	Contracts*	March 31, 2014

Alpha Opportunity Fund	$7,457	$7,457

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 31, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Equity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 31, 2014:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations

	Futures
	Equity
Fund	Contracts	Total

Alpha Opportunity Fund	$(116,649)	$(116,649)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations

	Futures
	Equity
Fund	Contracts	Total

Alpha Opportunity Fund	$(34,478)	$(34,478)

7. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Fund was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At March 31, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain

Alpha Opportunity Fund	$6,904,028	$4,415,454	$(362,776)	$4,052,678

8. Securities Transactions

For the period ended March 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments, and derivatives were as follows:

Fund	Purchases	Sales

Alpha Opportunity Fund	$—	$708,167

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

9. Alpha Opportunity Fund

The Fund contracted with Lehman Brothers International Europe (“LBIE”) to provide prime brokerage services related to the Fund’s short selling. On September 15, 2008, LBIE was placed into administration and a third party administrator was named (the “Administrator”). The Fund’s exposure to LBIE consists of short sale proceeds held by LBIE, and restricted long positions held at the Fund’s custodian, as collateral for said short sales. The Fund delivered a Notice of Termination of Loans to LBIE and the Administrator. The Fund has worked to resolve these issues with LBIE and the Administrator. As of September 30, 2013, included in the Statement of Assets and Liabilities are the value of restricted long positions of $10,956,706 cash collateral of $2,040,297, restricted cash representing the value of short sale proceeds of $4,137,465 and liabilities for short sales of $7,341,377, representing the value of securities sold short at the date the short sales were deemed by the Fund to have been terminated. If these short sales had not been terminated, the value of the liability related to these securities sold short would have been $10,077,315 as of March 31, 2014 resulting in a decrease in net assets of $2,735,938 or (24.4)%. Until such time as the liability for short sales is settled and all restrictions are removed by LBIE and LBI, the Fund cannot sell such restricted long positions and/or utilize the restricted cash balances to achieve the Fund’s investment objectives and/or meet Fund redemption or other Fund obligations. Based on the ultimate terms of such settlement, the value assigned to these positions may ultimately differ from the fair valuations assigned to them by the Fund and there is no guaranty that the Fund will ultimately recover the full value of the assets that are subject to restrictions. Accordingly, a settlement could ultimately result in the Fund realizing values that are materially different from those indicated herein, which would materially impact the Fund’s net asset value. As of the close of business on October 3, 2008, and until further notice, the Fund is not accepting subscriptions for shares from either new or existing shareholders.

Effective as of August 1, 2011, Security Investors, LLC has agreed to purchase shares of the Fund from time to time to provide the Fund with liquidity if needed to meet redemptions. The intent of the agreement is to provide liquidity to the Fund in the event that shareholders seek to redeem shares of the Fund at a time that there are not sufficient unrestricted assets.

10. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/ receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The Fund holds exchange traded futures which are excluded from this disclosure.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Fund voted on whether to approve the election of nominees to the Board of Directors of each corporation. A description of the number of shares voted is as follows:

	For	Withhold	Total
Randall C. Barnes	467,235	1,423	468,658
Roman Friedrich III	467,235	1,423	468,658
Robert B. Karn III	467,235	1,423	468,658
Ronald A. Nyberg	467,235	1,423	468,658
Ronald E. Toupin, Jr.	467,235	1,423	468,658

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Fund also voted on whether to approve the Fund from Kansas Corporations into Delaware Statutory Trusts. A description of the number of shares voted is as follows:

		Shares	Shares
Fund	Shares For	Against	Abstained
Alpha Opportunity Fund	410,162	777	1,330

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Fund also voted on whether to approve changes to the fundamental investment policies. A description of the number of shares voted is as follows:

Diversification
		Shares	Shares
Fund	Shares For	Against	Abstained
Alpha Opportunity Fund	409,516	1,423	1,330

Underwriting
		Shares	Shares
Fund	Shares For	Against	Abstained
Alpha Opportunity Fund	409,516	1,423	1,330

Industry Concentration
		Shares	Shares
Fund	Shares For	Against	Abstained
Alpha Opportunity Fund	409,516	1,423	1,330

Real Estate
		Shares	Shares
Fund	Shares For	Against	Abstained
Alpha Opportunity Fund	409,516	1,423	1,330

Commodities
		Shares	Shares
Fund	Shares For	Against	Abstained
Alpha Opportunity Fund	409,516	1,423	1,330

Loans
		Shares	Shares
Fund	Shares For	Against	Abstained
Alpha Opportunity Fund	409,516	1,423	1,330

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (concluded)

Borrowing
		Shares	Shares
Fund	Shares For	Against	Abstained
Alpha Opportunity Fund	409,516	1,423	1,330

Senior Securities
		Shares	Shares
Fund	Shares For	Against	Abstained
Alpha Opportunity Fund	409,516	1,423	1,330

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor
New York, NY 10017
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

Distributor change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Fund was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Fund’s distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Fund’s distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Fund or result in any material changes to the distribution of the Fund, including any changes to the distribution fees paid by the Fund.

Guggenheim Alpha Opportunity Fund

Security Equity Fund (the “Registrant” or “Corporation”) was organized as a Kansas corporation on November 27, 1961. Prior to January 28, 2014, the Registrant and its series were registered under the Securities Act of 1933 (“1933 Act”) (File No. 002-19458) and under the 1940 Act (File No. 811-01136). In addition, prior to January 28, 2014, the Guggenheim Alpha Opportunity Fund (the “Fund”), the sole remaining series of the Corporation, was registered under the 1933 Act and 1940 Act. As of the date of this report, the Fund is registered only under the 1940 Act. The Fund does not currently offer shares to the public. The other previously existing series of the Corporation were reorganized into series of a Delaware statutory trust, Guggenheim Funds Trust, which also assumed the then-existing 1933 and 1940 registration statements and file numbers.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

				Number of	Other
		Term of Office		Portfolios in	Directorships
Name, Address*	Position(s) Held	and Length of	Principal Occupation(s)	Fund Complex	Held by
and Year of Birth	with the Trust	Time Served**	During Past Five Years	Overseen	Trustees

Independent Trustees

Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	86	None.

Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	82	None.

Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	82	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present)

Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	82	Current: Mercator Minerals Ltd. (2013-present); First Americas Gold Corp. (2012-present); Zincore Metals, Inc. (2009-present).

					Former: Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	82	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).

Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	88	None.

Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 1998	Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	82	None.

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	85	Former: Bennett Group of Funds (2011-2013).

Interested Trustee

Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	214	Current: Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected. Time served includes time served in the respective position for the Predecessor Corporations.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

OFFICERS

	Position(s)	Term of Office
Name, Address*	Held with	and Length of	Principal Occupation(s)
and Year of Birth	the Trust	Time Served**	During Past Five Years

Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010	Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present).

Former: Senior Manager, Ernst & Young LLP (1999-2005).

James Howley (1972)	Assistant Treasurer	Since 2014	Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 1987 (Secretary) Since 2007 (Vice President)	Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Derek Maltbie (1972)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2011-present).

Former: Assistant Vice President, Guggenheim Funds Investment Advisors, LLC (2005-2011); Supervisor, Mutual Fund Administration, Van Kampen Investments, Inc. (1995-2005).

Mark E. Mathiasen (1978)	Secretary	Since 2013	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director and Associate General Counsel, Guggenheim Funds Services, LLC, and affiliates (2007-present).

Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (April 2014-present); Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012	Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Alison Santay (1974)	AML Officer	Since 2013	Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-March 2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (April 2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014	Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliat companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited) (concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment
Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Security Equity Fund

By (Signature and Title)*	/s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President
Date	June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President
Date	June 6, 2014

By (Signature and Title)*	/s/ John L. Sullivan

John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer
Date	June 6, 2014

* Print the name and title of each signing officer under his or her signature.